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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

Investment Company Act file number       811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

P.O. Box 82535, Lincoln, NE 68501-2535

(Address of principal executive offices) (Zip code)

Jon Gross, Stratus Fund, Inc., P.O. Box 82535, Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code:    402-323-1184

Date of fiscal year end:       06/30/2011

Date of reporting period:    06/30/2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.3507.

GENERAL INSTRUCTIONS

A. Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the "Act&") and Rule 30b14 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B. Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

C.	Preparation of Report.

        1.    This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The

                Commission does not furnish blank copies of this form to be filled in for filing.

2.	These general instructions are not to be filed with the report.

D.	Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.	Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.	Signature and Filing of Report.

1.

If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.	(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b)

The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

2

Instructions.

1.

In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.

The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

Proxy voting Record

Voting Report

Date Range 07/01/2010 to 06/30/2011

Stratus Government Securities Portfolio                                         000000000000007984

----------------------------------------------------------------------------------------------------------

This fund held no voting securities.

VOTE ACTIVITY REPORT
Report Date:
07/25/2011

4:53:37 PM
Report Time:
Union Bank and Trust		Meeting Date: 07/01/2010 to 06/30/2011

VOTING AGENT:						# Events:	51
00001

Meeting
Date
07-27-2010	Issuer		Meet Type	Vote	For/Agnst	Record	Shares
	Agenda Items	CUSIP (Ticker)	Prop Type	Cast	MRV	Date	Voted
	LEGG MASON, INC.	524901105(LM)	Annual Meeting			05-28-2010	20000.0000
						Vote Date :	07-08-2010
	1	Election of Directors	Mgmt	For	For
	2	Amendment to the Legg Mason, Inc. Executive Incentive Compensation Plan.	Mgmt	For	For
	3	Ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Mgmt	For	For
	4	Stockholder proposal regarding the Executive Incentive Compensation Plan.	Shldr	For	Against
07-27-2010	5	Stockholder proposal regarding independent Chairman.	Shldr	Against	For

	VODAFONE GROUP PLC	92857W209(VOD)	Annual Meeting			06-04-2010	20000.0000
						Vote Date :	07-06-2010
	1	To receive the Company's accounts and reports of the directors and the auditor for the year ended 31 March 2010.	Mgmt	For	For
	2	To re-elect Sir John Bond as a director.	Mgmt	For	For
	3	To re-elect John Buchanan as a director.	Mgmt	For	For
	4	To re-elect Vittorio Colao as a director.	Mgmt	For	For
	5	To re-elect Michel Combes as a director.	Mgmt	For	For
	6	To re-elect Andy Halford as a director.	Mgmt	For	For
	7	To re-elect Stephen Pusey as a director.	Mgmt	For	For
	8	To re-elect Alan Jebson as a director.	Mgmt	For	For
	9	To re-elect Samuel Jonah as a director.	Mgmt	For	For
	10	To re-elect Nick Land as a director.	Mgmt	For	For
	11	To re-elect Anne Lauvergeon as a director.	Mgmt	For	For
	12	To re-elect Luc Vandevelde as a director.	Mgmt	For	For
	13	To re-elect Anthony Watson as a director.	Mgmt	For	For
	14	To re-elect Philip Yea as a director.	Mgmt	For	For
	15	To approve a final dividend of 5.65p per ordinary share.	Mgmt	For	For
	16	To approve the Remuneration Report.	Mgmt	For	For
	17	To re-appoint Deloitte LLP as auditors.	Mgmt	For	For
	18	To authorise the Audit Committee to determine the remuneration of the auditors.	Mgmt	For	For
	19	To authorise the directors to allot shares.	Mgmt	For	For
	20	To authorise the directors to dis-apply pre-emption rights.	Mgmt	For	For
	21	To authorise the Company to purchase its own shares (section 701, Companies Act 2006).	Mgmt	For	For
	22	To adopt new Articles of Association.	Mgmt	For	For
	23	To authorise the calling of a general meeting other than an Annual General Meeting on not less than 14 clear days' notice.	Mgmt	For	For
08-09-2010	24	To approve the continued operation of the Vodafone Share Incentive Plan.	Mgmt	For	For

	FOREST LABORATORIES, INC.	345838106(FRX)	Annual Meeting			06-18-2010	20000.0000
						Vote Date :	07-20-2010
	1a	Election of Director: Howard Solomon.	Mgmt	For	For
	1b	Election of Director: Lawrence S. Olanoff, M.D., Ph.D.	Mgmt	For	For
	1c	Election of Director: Nesli Basgoz, M.D.	Mgmt	For	For
	1d	Election of Director: William J. Candee, III.	Mgmt	For	For
	1e	Election of Director: George S. Cohan.	Mgmt	For	For
	1f	Election of Director: Dan L. Goldwasser.	Mgmt	For	For
	1g	Election of Director: Kenneth E. Goodman.	Mgmt	For	For
	1h	Election of Director: Lester B. Salans, M.D.	Mgmt	For	For
	1i	Election of Director: Peter J. Zimetbaum, M.D.	Mgmt	For	For
	2	Approval of the Amendment to the 2007 Equity Incentive Plan.	Mgmt	For	For
	3	Approval of the Company’s executive compensation philosophy, policies and procedures as described in the "Compensation Discussion and Analysis".	Mgmt	For	For
	4	Ratification of the selection of BDO Seidman, LLP as the Company’s Independent Registered Public Accounting Firm for the fiscal year ending March 31, 2011.	Mgmt	For	For
10-06-2010	5

Approval of the stockholder proposal to amend the By-Laws of the Company to provide for reimbursement of expenses incurred by a stockholder or group of stockholders in connection with nominating one or more Director candidates in certain circumstances as described in Proposal 5.

			Shldr	For	Against

	ORACLE CORPORATION	68389X105(ORCL)	Annual Meeting			08-09-2010	36000.0000
						Vote Date :	09-22-2010
	1	Election of Directors	Mgmt	Split	Against
	2	Approve the Oracle Corporation Executive Bonus Plan.	Mgmt	For	For
3

Approve the Oracle Corporation Amended and Restated 2000 Long-Term Equity Incentive Plan, including an amendment to increase the aggregate number of shares authorized for issuance under the plan by 419,020,418 shares.

			Mgmt	For	For
	4	Ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending May 31, 2011.	Mgmt	For	For
	5	Act on a stockholder proposal to amend the corporate bylaws to establish a board committee on sustainability.	Shldr	Against	For
	6	Act on a stockholder proposal regarding majority voting in director elections.	Shldr	For	Against
10-12-2010	7	Act on a stockholder proposal regarding equity retention.	Shldr	For	Against

	PROCTER & GAMBLE COMPANY (THE)	742718109(PG)	Annual Meeting			08-13-2010	21000.0000
						Vote Date :	10-05-2010
	1a	Election of Director: Angela F. Braly.	Mgmt	For	For
	1b	Election of Director: Kenneth I. Chenault.	Mgmt	For	For
	1c	Election of Director: Scott D. Cook.	Mgmt	For	For
	1d	Election of Director: Rajat K. Gupta.	Mgmt	For	For
	1e	Election of Director: Robert A. McDonald.	Mgmt	For	For
	1f	Election of Director: W. James McNerney, Jr.	Mgmt	For	For
	1g	Election of Director: Johnathan A. Rodgers.	Mgmt	For	For
	1h	Election of Director: Mary A. Wilderotter.	Mgmt	For	For
	1i	Election of Director: Patricia A. Woertz.	Mgmt	For	For
	1j	Election of Director: Ernesto Zedillo.	Mgmt	For	For
	2	Ratify Appointment of the Independent Registered Public Accounting Firm.	Mgmt	For	For
11-16-2010	3	Shareholder Proposal - Cumulative Voting.	Shldr	For	Against

	MICROSOFT CORPORATION	594918104(MSFT)	Annual Meeting			09-03-2010	90000.0000
						Vote Date :	10-21-2010
	1	Election of Director: Steven A. Ballmer.	Mgmt	For	For
	2	Election of Director: Dina Dublon.	Mgmt	For	For
	3	Election of Director: William H. Gates III.	Mgmt	For	For
	4	Election of Director: Raymond V. Gilmartin.	Mgmt	For	For
	5	Election of Director: Reed Hastings.	Mgmt	For	For
	6	Election of Director: Maria M. Klawe.	Mgmt	For	For
	7	Election of Director: David F. Marquardt.	Mgmt	For	For
	8	Election of Director: Charles H. Noski.	Mgmt	For	For
	9	Election of Director: Helmut Panke.	Mgmt	For	For
	10	Ratification of the selection of Deloitte & Touche LLP as the Company's independent auditor.	Mgmt	For	For
11-17-2010	11	Shareholder Proposal - Establishment of Board Committee on Environmental Sustainability.	Shldr	Against	For

	CLOROX COMPANY (THE)	189054109(CLX)	Annual Meeting			09-20-2010	11000.0000
						Vote Date :	10-26-2010
	1.1	Election of Director: Daniel Boggan, Jr.	Mgmt	For	For
	1.2	Election of Director: Richard H. Carmona.	Mgmt	For	For
	1.3	Election of Director: Tully M. Friedman.	Mgmt	For	For
	1.4	Election of Director: George J. Harad.	Mgmt	For	For
	1.5	Election of Director: Donald R. Knauss.	Mgmt	For	For
	1.6	Election of Director: Robert W. Matschullat.	Mgmt	For	For
	1.7	Election of Director: Gary G. Michael.	Mgmt	For	For
	1.8	Election of Director: Edward A. Mueller.	Mgmt	For	For
	1.9	Election of Director: Jan L. Murley.	Mgmt	For	For
	1.10	Election of Director: Pamela Thomas-Graham.	Mgmt	For	For
	1.11	Election of Director: Carolyn M. Ticknor.	Mgmt	For	For
	2	Ratification of Independent Registered Public Accounting Firm.	Mgmt	For	For
	3	Approval of the Material Terms of the Performance Goals under the Company’s 2005 Stock Incentive Plan.	Mgmt	For	For
	4	Approval of the Material Terms of the Performance Goals under the Company’s Executive Incentive Compensation Plan.	Mgmt	For	For
11-18-2010	5	Stockholder Proposal on Independent Chairman.	Shldr	Against	For

	CISCO SYSTEMS, INC.	17275R102(CSCO)	Annual Meeting			09-20-2010	50000.0000
						Vote Date :	10-29-2010
	1a	Election of Director: Carol A. Bartz.	Mgmt	For	For
	1b	Election of Director: M. Michele Burns.	Mgmt	For	For
	1c	Election of Director: Michael D. Capellas.	Mgmt	For	For
	1d	Election of Director: Larry R. Carter.	Mgmt	For	For
	1e	Election of Director: John T. Chambers.	Mgmt	For	For
	1f	Election of Director: Brian L. Halla.	Mgmt	For	For
	1g	Election of Director: Dr. John L. Hennessy.	Mgmt	For	For
	1h	Election of Director: Richard M. Kovacevich.	Mgmt	For	For
	1i	Election of Director: Roderick C. McGeary.	Mgmt	For	For
	1j	Election of Director: Michael K. Powell.	Mgmt	For	For
	1k	Election of Director: Arun Sarin.	Mgmt	For	For
	1l	Election of Director: Steven M. West.	Mgmt	For	For
	1m	Election of Director: Jerry Yang.	Mgmt	For	For
	2	To approve a non-binding advisory resolution regarding executive compensation.	Mgmt	For	For
	3	To ratify the appointment of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for the fiscal year ending July 31, 2011.	Mgmt	For	For
	4	Proposal submitted by a shareholder to amend Cisco's bylaws to establish a Board Committee on Environmental Sustainability.	Shldr	Against	For
5

Proposal submitted by shareholders requesting the Board to publish a report to shareholders, within six months, providing a summarized listing and assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business practices might enable or encourage the violation of human rights, as set forth in the accompanying proxy statement.

			Shldr	For	Against
02-01-2011	6

Proposal submitted by a shareholder requesting that Cisco adopt and implement a policy restricting certain sales in China, adopt a related oversight and compliance system with respect to human rights impacts and provide public disclosure of Cisco's sales to China and certain other governments, as set forth in the accompanying proxy statement.

			Shldr	Against	For

	BECTON, DICKINSON AND COMPANY	075887109(BDX)	Annual Meeting			12-10-2010	17000.0000
						Vote Date :	01-13-2011
	1	Election of Directors	Mgmt	Split	Against
	2	Ratification of selection of independent registered public accounting firm.	Mgmt	For	For
	3	Advisory vote on executive compensation.	Mgmt	For	For
	4	Advisory vote on the frequency of executive compensation advisory votes.	Mgmt	1 Yr
	5	Special shareholder meetings.	Shldr	For	Against
02-22-2011	6	Cumulative Voting.	Shldr	For	Against

	NOVARTIS AG ADS	66987V109(NVS)	Annual Meeting			01-25-2011	15000.0000
						Vote Date :	02-07-2011
	1	Approval of the Annual Report, the Financial Statements of Novartis AG and the Group Consolidated Financial Statements for the Business Year 2010.	Mgmt	For	For
	2	Discharge from Liability of the Members of the Board of Directors and the Executive Committee.	Mgmt	For	For
	3	Appropriation of Available Earnings of Novartis AG as per Balance Sheet and Declaration of Dividend.	Mgmt	For	For
	4	Consultative Vote on the Compensation System.	Mgmt	Against	Against
	5.2.1	Re-election of Ann Fudge for a three-year term.	Mgmt	For	For
	5.2.2	Re-election of Pierre Landolt for a three-year term.	Mgmt	For	For
	5.2.3	Re-election of Ulrich Lehner, Ph.D. for a three-year term.	Mgmt	For	For
	5.3	Election of Enrico Vanni, Ph.D. for a three-year term.	Mgmt	For	For
	6	Appointment of the Auditor.	Mgmt	For	For
	7	Additional and/or counter-proposals at the Meeting.	Mgmt	For	For
	1.1	Merger of Alcon, Inc. into Novartis AG.	Mgmt	For	For
	1.2	Creation of Authorised Capital - Approval of Article 4a of the Articles of Incorporation.	Mgmt	For	For
03-08-2011	2	Additional and/or counter-proposals presented at the Meeting.	Mgmt	Against	Against

	QUALCOMM INCORPORATED	747525103(QCOM)	Annual Meeting			01-10-2011	27000.0000
						Vote Date :	02-22-2011
	1	Election of Directors	Mgmt	For	For
	2	To approve an amendment to the 2006 Long-Term Incentive Plan, as amended, which includes an increase in the share reserve by 65,000,000 shares.	Mgmt	For	For
	3	To approve an amendment to the 2001 Employee Stock Purchase Plan to increase the share reserve by 22,000,000 shares.	Mgmt	For	For
	4	To ratify the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 25, 2011.	Mgmt	For	For
	5	To hold an advisory vote on executive compensation.	Mgmt	For	For
	6	To hold an advisory vote on the frequency of future advisory votes on executive compensation.	Mgmt	1 Yr	Against
04-06-2011	7	To act on a stockholder proposal, if properly presented at the Annual Meeting.	Shldr	For	Against

	SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)	806857108(SLB)	Annual Meeting			02-16-2011	11000.0000
						Vote Date :	03-11-2011
	1a	Election of Director: P. Camus.	Mgmt	For	For
	1b	Election of Director: P. Currie.	Mgmt	For	For
	1c	Election of Director: A. Gould.	Mgmt	For	For
	1d	Election of Director: T. Isaac.	Mgmt	For	For
	1e	Election of Director: K. V. Kamath.	Mgmt	For	For
	1f	Election of Director: N. Kudryavtsev.	Mgmt	For	For
	1g	Election of Director: A. Lajous.	Mgmt	For	For
	1h	Election of Director: M. E. Marks.	Mgmt	For	For
	1i	Election of Director: E. Moler.	Mgmt	For	For
	1j	Election of Director: L. R. Reif.	Mgmt	For	For
	1k	Election of Director: T. I. Sandvold.	Mgmt	For	For
	1l	Election of Director: H. Seydoux.	Mgmt	For	For
	1m	Election of Director: P. Kibsgaard.	Mgmt	For	For
	1n	Election of Director: L. S. Olayan.	Mgmt	For	For
	2	To approve the advisory resolution on executive compensation.	Mgmt	For	For
	3	Advisory vote on the frequency of future advisory votes on executive compensation.	Mgmt	1 Yr	Against
	4	To approve the amendment to the Company's Articles of Incorporation to increase the authorized common share capital.	Mgmt	For	For
	5	To approve the amendments to the Company's Articles of Incorporation to clarify the voting standard in contested director elections and to make certain other changes.	Mgmt	For	For
	6	To approve the Company's financial statements and declaration of dividends.	Mgmt	For	For
04-21-2011	7	To approve the appointment of the independent registered public accounting firm.	Mgmt	For	For

	TEXAS INSTRUMENTS INCORPORATED	882508104(TXN)	Annual Meeting			02-22-2011	46000.0000
						Vote Date :	03-24-2011
	1a	Election of Director: R. W. Babb, Jr.	Mgmt	For	For
	1b	Election of Director: D. A. Carp.	Mgmt	For	For
	1c	Election of Director: C. S. Cox.	Mgmt	For	For
	1d	Election of Director: S. P. MacMillan.	Mgmt	For	For
	1e	Election of Director: P. H. Patsley.	Mgmt	For	For
	1f	Election of Director: R. E. Sanchez.	Mgmt	For	For
	1g	Election of Director: W. R. Sanders.	Mgmt	For	For
	1h	Election of Director: R. J. Simmons.	Mgmt	For	For
	1i	Election of Director: R. K. Templeton.	Mgmt	For	For
	1j	Election of Director: C. T. Whitman.	Mgmt	For	For
	2	Board proposal regarding an advisory vote on named executive officer compensation.	Mgmt	For	For
	3	Board proposal regarding an advisory vote on the frequency of future advisory votes on named executive officer compensation.	Mgmt	1 Yr	Against
04-26-2011	4	Board proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2011.	Mgmt	For	For

	INTERNATIONAL BUSINESS MACHINES CORPORATION	459200101(IBM)	Annual Meeting			02-25-2011	6000.0000
						Vote Date :	03-23-2011
	1.1	Election of Director for a Term of One Year (Pages 5-7): A.J.P. Belda.	Mgmt	For	For
	1.2	Election of Director for a Term of One Year (Pages 5-7): W.R. Brody.	Mgmt	For	For
	1.3	Election of Director for a Term of One Year (Pages 5-7): K.I. Chenault.	Mgmt	For	For
	1.4	Election of Director for a Term of One Year (Pages 5-7): M.L. Eskew.	Mgmt	For	For
	1.5	Election of Director for a Term of One Year (Pages 5-7): S.A. Jackson.	Mgmt	For	For
	1.6	Election of Director for a Term of One Year (Pages 5-7): A.N. Liveris.	Mgmt	For	For
	1.7	Election of Director for a Term of One Year (Pages 5-7): W.J. McNerney, Jr.	Mgmt	For	For
	1.8	Election of Director for a Term of One Year (Pages 5-7): J.W. Owens.	Mgmt	For	For
	1.9	Election of Director for a Term of One Year (Pages 5-7): S.J. Palmisano.	Mgmt	For	For
	1.10	Election of Director for a Term of One Year (Pages 5-7): J.E. Spero.	Mgmt	For	For
	1.11	Election of Director for a Term of One Year (Pages 5-7): S. Taurel.	Mgmt	For	For
	1.12	Election of Director for a Term of One Year (Pages 5-7): L.H. Zambrano.	Mgmt	For	For
	2	Ratification of Appointment of Independent Registered Public Accounting Firm (Page 71).	Mgmt	For	For
	3	Advisory Vote on Executive Compensation (Page 72).	Mgmt	For	For
	4	Advisory Vote regarding Frequency of Advisory Vote on Executive Compensation (Page 73).	Mgmt	1 Yr	Against
	5	Stockholder Proposal on Cumulative Voting (Page 74).	Shldr	For	Against
	6	Stockholder Proposal to Review Political Contributions Policy (Pages 74-75).	Shldr	For	Against
04-26-2011	7	Stockholder Proposal on Lobbying (Pages 75-76).	Shldr	For	Against

	METLIFE, INC.	59156R108(MET)	Annual Meeting			03-01-2011	20000.0000
						Vote Date :	04-06-2011
	1	Election of Directors	Mgmt	For	For
	2	Proposal to amend the Certificate of Incorporation to declassify the Board of Directors.	Mgmt	For	For
	3	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for 2011.	Mgmt	For	For
	4	Advisory vote to approve the compensation paid to the Company's Named Executive Officers.	Mgmt	For	For
04-26-2011	5	Advisory vote on the frequency of future advisory votes to approve the compensation paid to the Company's Named Executive Officers.	Mgmt	1 Yr	For

	PRAXAIR, INC.	74005P104(PX)	Annual Meeting			03-07-2011	6000.0000
						Vote Date :	03-30-2011
	1	Election of Directors	Mgmt	For	For
	2	Approve, on an advisory and non-binding basis, the compensation of Praxair's Named Executive Officers as disclosed in the 2011 Proxy Statement.	Mgmt	For	For
	3	Recommend, on an advisory and non-binding basis, the frequency of holding future advisory votes on Named Executive Officer compensation.	Mgmt	1 Yr	For
	4	Approve Performance Goals under Praxair's Section 162(m) Plan.	Mgmt	For	For
	5	Approve amendments to the 2009 Praxair, Inc. Long Term Incentive Plan to add non-employee directors as eligible participants.	Mgmt	For	For
04-27-2011	6	Ratify the appointment of the Independent Auditor.	Mgmt	For	For

	GENERAL ELECTRIC COMPANY	369604103(GE)	Annual Meeting			02-28-2011	105000.0000
						Vote Date :	04-19-2011
	A1	Election of Director: W. Geoffrey Beattie.	Mgmt	For	For
	A2	Election of Director: James I. Cash, Jr.	Mgmt	For	For
	A3	Election of Director: Ann M. Fudge.	Mgmt	For	For
	A4	Election of Director: Susan Hockfield.	Mgmt	For	For
	A5	Election of Director: Jeffrey R. Immelt.	Mgmt	For	For
	A6	Election of Director: Andrea Jung.	Mgmt	For	For
	A7	Election of Director: Alan G. (A.G.) Lafley.	Mgmt	For	For
	A8	Election of Director: Robert W. Lane.	Mgmt	For	For
	A9	Election of Director: Ralph S. Larsen.	Mgmt	For	For
	A10	Election of Director: Rochelle B. Lazarus.	Mgmt	For	For
	A11	Election of Director: James J. Mulva.	Mgmt	For	For
	A12	Election of Director: Sam Nunn.	Mgmt	For	For
	A13	Election of Director: Roger S. Penske.	Mgmt	For	For
	A14	Election of Director: Robert J. Swieringa.	Mgmt	For	For
	A15	Election of Director: James S. Tisch.	Mgmt	For	For
	A16	Election of Director: Douglas A. Warner III.	Mgmt	For	For
	B1	Ratification of KPMG.	Mgmt	For	For
	B2	Advisory Resolution on Executive Compensation.	Mgmt	For	For
	B3	Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation.	Mgmt	1 Yr	For
	C1	Cumulative Voting.	Shldr	For	Against
	C2	Future Stock Options.	Shldr	For	Against
	C3	Withdraw Stock Options Granted to Executives.	Shldr	Against	For
	C4	Climate Change Risk Disclosure.	Shldr	Against	For
04-28-2011	C5	Transparency in Animal Research.	Shldr	Against	For

	DIRECTV	25490A101(DTV)	Annual Meeting			03-14-2011	13000.0000
						Vote Date :	04-11-2011
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of independent registered public accountants.	Mgmt	For	For
	3	Amend Certificate of Incorporation to make certain capital stock changes including reduction of authorized Class B shares from 30,000,000 to 3,000,000 and elimination of the Class C common stock.	Mgmt	For	For
	4	Amend Certificate of Incorporation to declassify the Board of Directors.	Mgmt	For	For
	5	Amend Certificate of Incorporation to implement a majority vote standard in uncontested elections of directors.	Mgmt	For	For
	6	Amend Certificate of Incorporation to permit a special meeting of stockholders to be called by 25% or more of the stockholders in certain circumstances.	Mgmt	For	For
	7	Amend Certificate of Incorporation to adopt Delaware as the exclusive forum for certain disputes.	Mgmt	Against	Against
	8	Advisory vote on compensation of named executive officers.	Mgmt	For	For
04-28-2011	9	Advisory vote on the frequency of the advisory vote on compensation of named executive officers.	Mgmt	1 Yr	For

	JOHNSON & JOHNSON	478160104(JNJ)	Annual Meeting			03-01-2011	25000.0000
						Vote Date :	04-13-2011
	1.1	Election of Director: Mary Sue Coleman.	Mgmt	For	For
	1.2	Election of Director: James G. Cullen.	Mgmt	For	For
	1.3	Election of Director: Ian E. L. Davis.	Mgmt	For	For
	1.4	Election of Director: Michael M. E. Johns.	Mgmt	For	For
	1.5	Election of Director: Susan L. Lindquist.	Mgmt	For	For
	1.6	Election of Director: Anne M. Mulcahy.	Mgmt	For	For
	1.7	Election of Director: Leo F. Mullin.	Mgmt	For	For
	1.8	Election of Director: William D. Perez.	Mgmt	For	For
	1.9	Election of Director: Charles Prince.	Mgmt	For	For
	1.10	Election of Director: David Satcher.	Mgmt	For	For
	1.11	Election of Director: William C. Weldon.	Mgmt	For	For
	2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2011.	Mgmt	For	For
	3	Advisory Vote on Named Executive Officer Compensation.	Mgmt	Against	Against
	4	Advisory Vote on Frequency of Advisory Vote on Named Executive Officer Compensation.	Mgmt	1 Yr	For
	5	Shareholder Proposal on Pharmaceutical Price Restraint.	Shldr	Against	For
	6	Shareholder Proposal on Amendment to Company’s Equal Employment Opportunity Policy.	Shldr	Against	For
04-28-2011	7	Shareholder Proposal on Adopting Non-Animal Methods for Training.	Shldr	Against	For

	LOCKHEED MARTIN CORPORATION	539830109(LMT)	Annual Meeting			03-01-2011	9000.0000
						Vote Date :	04-26-2011
	1.1	Election of Director: Nolan D. Archibald.	Mgmt	For	For
	1.2	Election of Director: Rosalind G. Brewer.	Mgmt	For	For
	1.3	Election of Director: David B. Burritt.	Mgmt	For	For
	1.4	Election of Director: James O. Ellis, Jr.	Mgmt	For	For
	1.5	Election of Director: Thomas J. Falk.	Mgmt	For	For
	1.6	Election of Director: Gwendolyn S. King.	Mgmt	For	For
	1.7	Election of Director: James M. Loy.	Mgmt	For	For
	1.8	Election of Director: Douglas H. McCorkindale.	Mgmt	For	For
	1.9	Election of Director: Joseph W. Ralston.	Mgmt	For	For
	1.10	Election of Director: Anne Stevens.	Mgmt	For	For
	1.11	Election of Director: Robert J. Stevens.	Mgmt	For	For
	2	Ratification of Appointment of Ernst & Young LLP as Independent Auditors.	Mgmt	For	For
	3	Adopt the Lockheed Martin Corporation 2011 Incentive Performance Award Plan.	Mgmt	For	For
	4	Proposal to Approve the Compensation of Named Executive Officers.	Mgmt	For	For
	5	Proposal on the Frequency of Holding Future Votes on the Compensation of Named Executive Officers.	Mgmt	1 Yr	For
04-29-2011	6	Allow Stockholders to Act by Written Consent in Lieu of a Meeting.	Shldr	For	Against

	ABBOTT LABORATORIES	002824100(ABT)	Annual Meeting			03-02-2011	38000.0000
						Vote Date :	04-08-2011
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Deloitte & Touche LLP as auditors.	Mgmt	For	For
	3	Say on Pay - An advisory vote on the approval of executive compensation.	Mgmt	For	For
	4	Say When on Pay - An advisory vote on the frequency of shareholder votes on executive compensation.	Mgmt	1 Yr	For
04-29-2011	5	Shareholder Proposal - Pharmaceutical Pricing.	Shldr	Against	For

	NOBLE CORPORATION	H5833N103(NE)	Annual Meeting			03-04-2011	20000.0000
						Vote Date :	03-29-2011
	1a	Election of Director: Lawrence J. Chazen for the class of directors who will expire in 2014.	Mgmt	For	For
	1b	Election of Director: Jon A. Marshall for the class of directors who will expire in 2014.	Mgmt	For	For
	1c	Election of Director: Mary P. Ricciardello for the class of directors who will expire in 2014.	Mgmt	For	For
	2	Approval of the 2010 Annual Report, the Consolidated Financial Statements of the Company for fiscal year 2010 and the Statutory Financial Statements of the Company for fiscal year 2010.	Mgmt	For	For
	3	Approval of the creation of a reserve through appropriation of retained earnings.	Mgmt	For	For
	4	Approval of a capital reduction by cancellation of certain shares held in treasury.	Mgmt	For	For
	5	Approval of the extension of Board authority to issue authorized share capital until April 28, 2013.	Mgmt	For	For
	6	Approval of a return of capital in the form of a par value reduction in an amount equal to Swiss francs 0.52 per share.	Mgmt	For	For
7

Approval of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for fiscal year 2011 and election of PricewaterhouseCoopers AG as statutory auditor for a one-year term.

			Mgmt	Against	Against
	8	Approval of the discharge of the members of the Board of Directors and the executive officers for fiscal year 2010.	Mgmt	For	For
	9	Approval, on an advisory basis, of the compensation of the Company's named executive officers.	Mgmt	For	For
04-30-2011	10	Advisory vote on the frequency of the executive compensation advisory vote.	Mgmt	1 Yr	Against

	BERKSHIRE HATHAWAY INC.	084670108(BRK/A)	Annual Meeting			03-02-2011	12.0000
						Vote Date :	04-08-2011
	1	Election of Directors	Mgmt	For	For
	2	Non-binding resolution to approve the compensation of the Company’s Named Executive Officers, as described in the 2011 Proxy Statement.	Mgmt	For	For
	3	Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the Company shall be entitled to have an advisory vote on executive compensation.	Mgmt	1 Yr	Against
05-02-2011	4	To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire’s energy generating holdings.	Shldr	For	Against

	ZIMMER HOLDINGS, INC.	98956P102(ZMH)	Annual Meeting			03-03-2011	12000.0000
						Vote Date :	04-13-2011
	1a	Election of Director: Betsy J. Bernard.	Mgmt	For	For
	1b	Election of Director: Marc N. Casper.	Mgmt	For	For
	1c	Election of Director: David C. Dvorak.	Mgmt	For	For
	1d	Election of Director: Larry C. Glasscock.	Mgmt	For	For
	1e	Election of Director: Robert A. Hagemann.	Mgmt	For	For
	1f	Election of Director: Arthur J. Higgins.	Mgmt	For	For
	1g	Election of Director: John L. McGoldrick.	Mgmt	For	For
	1h	Election of Director: Cecil B. Pickett, Ph.D.	Mgmt	For	For
	2	Non-binding advisory vote on executive compensation ("say-on-pay").	Mgmt	Against	Against
	3	Non-binding advisory vote on the frequency of say-on-pay votes.	Mgmt	1 Yr	For
05-04-2011	4	Ratification of appointment of independent registered public accounting firm for 2011.	Mgmt	For	For

	PEPSICO, INC.	713448108(PEP)	Annual Meeting			03-04-2011	32000.0000
						Vote Date :	04-18-2011
	1.1	Election of Director: S.L. Brown.	Mgmt	For	For
	1.2	Election of Director: I.M. Cook.	Mgmt	For	For
	1.3	Election of Director: D. Dublon.	Mgmt	For	For
	1.4	Election of Director: V.J. Dzau.	Mgmt	For	For
	1.5	Election of Director: R.L. Hunt.	Mgmt	For	For
	1.6	Election of Director: A. Ibargüen.	Mgmt	For	For
	1.7	Election of Director: A.C. Martinez.	Mgmt	For	For
	1.8	Election of Director: I.K. Nooyi.	Mgmt	For	For
	1.9	Election of Director: S.P. Rockefeller.	Mgmt	For	For
	1.10	Election of Director: J.J. Schiro.	Mgmt	For	For
	1.11	Election of Director: L.G. Trotter.	Mgmt	For	For
	1.12	Election of Director: D. Vasella.	Mgmt	For	For
	2	Approval, by non-binding vote, of executive compensation.	Mgmt	For	For
	3	Recommend, by non-binding vote, the frequency of the vote on executive compensation.	Mgmt	1 Yr	Against
	4	Approval of Independent Registered Public Accountants for fiscal year 2011.	Mgmt	For	For
	5	Approval of Amendment to Articles of Incorporation to implement majority voting for Directors in uncontested elections.	Mgmt	For	For
	6	Shareholder Proposal - Right to Call Special Shareholders Meeting (pg. 63).	Shldr	For	Against
05-05-2011	7	Shareholder Proposal - Political Contributions Report (Proxy Statement pg. 65).	Shldr	Against	For

	APACHE CORPORATION	037411105(APA)	Annual Meeting			03-07-2011	8000.0000
						Vote Date :	04-18-2011
	1	Election of Director: G. Steven Farris.	Mgmt	For	For
	2	Election of Director: Randolph M. Ferlic.	Mgmt	For	For
	3	Election of Director: A.D. Frazier, Jr.	Mgmt	For	For
	4	Election of Director: John A. Kocur.	Mgmt	For	For
	5	Ratification of Ernst & Young as Apache's independent auditors.	Mgmt	For	For
	6	Advisory vote on compensation of Apache’s named executive officers.	Mgmt	For	For
	7	To recommend the frequency of advisory vote on compensation of Apache’s named executive officers.	Mgmt	1 Yr	For
	8	Approval of amendment to Apache’s Restated Certificate of Incorporation to authorize additional common stock.	Mgmt	For	For
	9	Approval of amendment to Apache’s Restated Certificate of Incorporation to authorize additional preferred stock.	Mgmt	For	For
05-05-2011	10	Approval of Apache’s 2011 Omnibus Equity Compensation Plan.	Mgmt	For	For

	UNITED PARCEL SERVICE, INC.	911312106(UPS)	Annual Meeting			03-07-2011	8000.0000
						Vote Date :	04-11-2011
	1a	Election of Director: F. Duane Ackerman.	Mgmt	For	For
	1b	Election of Director: Michael J. Burns.	Mgmt	For	For
	1c	Election of Director: D. Scott Davis.	Mgmt	For	For
	1d	Election of Director: Stuart E. Eizenstat.	Mgmt	For	For
	1e	Election of Director: Michael L. Eskew.	Mgmt	For	For
	1f	Election of Director: William R. Johnson.	Mgmt	For	For
	1g	Election of Director: Ann M. Livermore.	Mgmt	For	For
	1h	Election of Director: Rudy H.P. Markham.	Mgmt	For	For
	1i	Election of Director: Clark T. Randt, Jr.	Mgmt	For	For
	1j	Election of Director: John W. Thompson.	Mgmt	For	For
	1k	Election of Director: Carol B. Tomé.	Mgmt	For	For
	2	To approve, by advisory vote, executive compensation.	Mgmt	For	For
	3	To recommend, by advisory vote, the frequency of future executive compensation votes.	Mgmt	1 Yr	Against
	4	To ratify the appointment of Deloitte & Touche LLP as UPS’s independent registered public accountants for the year ending December 31, 2011.	Mgmt	For	For
05-06-2011	5	In their discretion upon such other matters as may properly come before the meeting or any adjournments or postponements thereof.	Mgmt	Against	Against

	GOLDMAN SACHS GROUP, INC. (THE)	38141G104(GS)	Annual Meeting			03-07-2011	7000.0000
						Vote Date :	04-22-2011
	1.1	Election of Director: Lloyd C. Blankfein.	Mgmt	For	For
	1.2	Election of Director: John H. Bryan.	Mgmt	For	For
	1.3	Election of Director: Gary D. Cohn.	Mgmt	For	For
	1.4	Election of Director: Claes Dahlbäck.	Mgmt	For	For
	1.5	Election of Director: Stephen Friedman.	Mgmt	For	For
	1.6	Election of Director: William W. George.	Mgmt	For	For
	1.7	Election of Director: James A. Johnson.	Mgmt	For	For
	1.8	Election of Director: Lois D. Juliber.	Mgmt	For	For
	1.9	Election of Director: Lakshmi N. Mittal.	Mgmt	For	For
	1.10	Election of Director: James J. Schiro.	Mgmt	For	For
	2	Advisory vote on Executive Compensation Matters (Say on Pay).	Mgmt	Against	Against
	3	Advisory Vote on the Frequency of Say on Pay.	Mgmt	1 Yr	For
	4	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our 2011 fiscal year.	Mgmt	For	For
	5	Shareholder Proposal Regarding Cumulative Voting.	Shldr	For	Against
	6	Shareholder Proposal Regarding Special Shareowner Meetings.	Shldr	For	Against
	7	Shareholder Proposal Regarding Executive Compensation and Long-Term Performance.	Shldr	For	Against
	8	Shareholder Proposal Regarding a Report on Senior Executive Compensation.	Shldr	Against	For
	9	Shareholder Proposal Regarding a Report on Climate Change Risk Disclosure.	Shldr	Against	For
05-06-2011	10	Shareholder Proposal Regarding a Report on Political Contributions.	Shldr	Against	For

	OCCIDENTAL PETROLEUM CORPORATION	674599105(OXY)	Annual Meeting			03-15-2011	15000.0000
						Vote Date :	04-18-2011
	1.1	Election of Director: Spencer Abraham.	Mgmt	For	For
	1.2	Election of Director: Howard I. Atkins.	Mgmt	For	For
	1.3	Election of Director: Stephen I. Chazen.	Mgmt	For	For
	1.4	Election of Director: Edward P. Djerejian.	Mgmt	Against	Against
	1.5	Election of Director: John E. Feick.	Mgmt	For	For
	1.6	Election of Director: Margaret M. Foran.	Mgmt	For	For
	1.7	Election of Director: Carlos M. Gutierrez.	Mgmt	For	For
	1.8	Election of Director: Ray R. Irani.	Mgmt	Against	Against
	1.9	Election of Director: Avedick B. Poladian.	Mgmt	For	For
	1.10	Election of Director: Rodolfo Segovia.	Mgmt	Against	Against
	1.11	Election of Director: Aziz D. Syriani.	Mgmt	Against	Against
	1.12	Election of Director: Rosemary Tomich.	Mgmt	Against	Against
	1.13	Election of Director: Walter L. Weisman.	Mgmt	Against	Against
	2	Ratification of selection of KPMG as independent auditors.	Mgmt	For	For
	3	Advisory vote approving executive compensation.	Mgmt	For	For
	4	Advisory vote on frequency of advisory vote on executive compensation.	Mgmt	1 Yr
	5	Report on political expenditures and spending processes.	Shldr	For	Against
05-10-2011	6	Required nomination of director with environmental expertise.	Shldr	Against	For

	3M COMPANY	88579Y101(MMM)	Annual Meeting			03-11-2011	10000.0000
						Vote Date :	04-19-2011
	1a	To elect member to the Board of Directors, for a term of one year: Linda G. Alvarado.	Mgmt	For	For
	1b	To elect member to the Board of Directors, for a term of one year: George W. Buckley.	Mgmt	For	For
	1c	To elect member to the Board of Directors, for a term of one year: Vance D. Coffman.	Mgmt	For	For
	1d	To elect member to the Board of Directors, for a term of one year: Michael L. Eskew.	Mgmt	For	For
	1e	To elect member to the Board of Directors, for a term of one year: W. James Farrell.	Mgmt	For	For
	1f	To elect member to the Board of Directors, for a term of one year: Herbert L. Henkel.	Mgmt	For	For
	1g	To elect member to the Board of Directors, for a term of one year: Edward M. Liddy.	Mgmt	For	For
	1h	To elect member to the Board of Directors, for a term of one year: Robert S. Morrison.	Mgmt	For	For
	1i	To elect member to the Board of Directors, for a term of one year: Aulana L. Peters.	Mgmt	For	For
	1j	To elect member to the Board of Directors, for a term of one year: Robert J. Ulrich.	Mgmt	For	For
	2	To ratify the appointment of PricewaterhouseCoopers LLP as 3M’s independent registered public accounting firm.	Mgmt	For	For
	3	An advisory vote on executive compensation.	Mgmt	For	For
	4	An advisory vote on the frequency of advisory votes on executive compensation.	Mgmt	1 Yr	For
05-10-2011	5	Stockholder proposal on political contributions.	Shldr	For	Against

	ITT CORPORATION	450911102(ITT)	Annual Meeting			03-16-2011	29000.0000
						Vote Date :	04-19-2011
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of Deloitte & Touche LLP as ITT’s Independent Registered Public Accounting Firm for 2011.	Mgmt	For	For
	3	Approval of the ITT Corporation 2011 Omnibus Incentive Plan.	Mgmt	For	For
	4	Approval of a proposal to amend the Company’s Restated Articles of Incorporation to allow shareholders to call special meetings.	Mgmt	For	For
	5	To approve, in a non-binding vote, the compensation of our named executive officers.	Mgmt	For	For
	6	To determine, in a non-binding vote, whether a shareholder vote to approve the compensation of our named executive officers should occur every one, two or three years.	Mgmt	1 Yr	For
05-11-2011	7	To vote on a shareholder proposal requesting that the Company amend, where applicable, ITT’s policies related to human rights.	Shldr	Against	For

	BANK OF AMERICA CORPORATION	060505104(BAC)	Annual Meeting			03-16-2011	35000.0000
						Vote Date :	04-29-2011
	1a	Election of Director: Mukesh D. Ambani.	Mgmt	For	For
	1b	Election of Director: Susan S. Bies.	Mgmt	For	For
	1c	Election of Director: Frank P. Bramble, Sr.	Mgmt	For	For
	1d	Election of Director: Virgis W. Colbert.	Mgmt	For	For
	1e	Election of Director: Charles K. Gifford.	Mgmt	For	For
	1f	Election of Director: Charles O. Holliday, Jr.	Mgmt	For	For
	1g	Election of Director: D. Paul Jones, Jr.	Mgmt	For	For
	1h	Election of Director: Monica C. Lozano.	Mgmt	For	For
	1i	Election of Director: Thomas J. May.	Mgmt	For	For
	1j	Election of Director: Brian T. Moynihan.	Mgmt	For	For
	1k	Election of Director: Donald E. Powell.	Mgmt	For	For
	1l	Election of Director: Charles O. Rossotti.	Mgmt	For	For
	1m	Election of Director: Robert W. Scully.	Mgmt	For	For
	2	An advisory (non-binding) "say on pay" vote to approve executive compensation.	Mgmt	For	For
	3	An advisory (non-binding) vote on the frequency of future advisory "say on pay" votes.	Mgmt	1 Yr	For
	4	Ratification of the registered independent public accounting firm for 2010.	Mgmt	For	For
	5	Stockholder Proposal - Disclosure of Government Employment.	Shldr	Against	For
	6	Stockholder Proposal - Stockholder Action by Written Consent.	Shldr	For	Against
	7	Stockholder Proposal - Mortgage Servicing Operations.	Shldr	For	Against
	8	Stockholder Proposal - Grassroots Lobbying.	Shldr	For	Against
	9	Stockholder Proposal - OTC Derivatives Trading.	Shldr	For	Against
	10	Stockholder Proposal - Cumulative Voting in Contested Elections.	Shldr	For	Against
	11	Stockholder Proposal - Recoupment of Incentive Compensation.	Shldr	For	Against
05-11-2011	12	Stockholder Proposal - Prohibition of Certain Relocation Benefits.	Shldr	For	Against

	COMCAST CORPORATION	20030N101(CMCSA)	Annual Meeting			03-09-2011	75000.0000
						Vote Date :	04-26-2011
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of our independent auditors.	Mgmt	For	For
	3	Approval of the Comcast-NBCUniversal 2011 Employee Stock Purchase Plan.	Mgmt	For	For
	4	Approval of the Comcast Corporation 2002 Restricted Stock Plan, as amended and restated.	Mgmt	For	For
	5	Approval of the Comcast Corporation 2003 Stock Option Plan, as amended and restated.	Mgmt	For	For
	6	Approval, on an advisory basis, of our executive compensation.	Mgmt	For	For
	7	Advisory vote on the frequency of the vote on executive compensation.	Mgmt	1 Yr	Against
	8	To provide for cumulative voting in the election of directors.	Shldr	For	Against
05-11-2011	9	To require that the chairman of the board not be a current of former executive officer.	Shldr	For	Against

	CONOCOPHILLIPS	20825C104(COP)	Annual Meeting			03-14-2011	15000.0000
						Vote Date :	04-22-2011
	1a	Election of Director: Richard L. Armitage.	Mgmt	For	For
	1b	Election of Director: Richard H. Auchinleck.	Mgmt	For	For
	1c	Election of Director: James E. Copeland, Jr.	Mgmt	For	For
	1d	Election of Director: Kenneth M. Duberstein.	Mgmt	For	For
	1e	Election of Director: Ruth R. Harkin.	Mgmt	For	For
	1f	Election of Director: Harold W. McGraw III.	Mgmt	For	For
	1g	Election of Director: James J. Mulva.	Mgmt	For	For
	1h	Election of Director: Robert A. Niblock.	Mgmt	For	For
	1i	Election of Director: Harald J. Norvik.	Mgmt	For	For
	1j	Election of Director: William K. Reilly.	Mgmt	For	For
	1k	Election of Director: Victoria J. Tschinkel.	Mgmt	For	For
	1l	Election of Director: Kathryn C. Turner.	Mgmt	For	For
	1m	Election of Director: William E. Wade, Jr.	Mgmt	For	For
	2	Proposal to ratify appointment of Ernst & Young LLP as ConocoPhillips' independent registered public accounting firm for 2011.	Mgmt	For	For
	3	Advisory Approval of Executive Compensation.	Mgmt	Against	Against
	4	Advisory Vote on Frequency of Advisory Vote on Executive Compensation.	Mgmt	1 Yr
	5	Approval of 2011 Omnibus Stock and Performance Incentive Plan.	Mgmt	For	For
	6	Gender Expression Non-Discrimination.	Shldr	For	Against
	7	Political Contributions.	Shldr	For	Against
	8	Report on Grassroots Lobbying Expenditures.	Shldr	For	Against
	9	Accident Risk Mitigation.	Shldr	Against	For
	10	Company Environmental Policy (Louisiana Wetlands).	Shldr	Against	For
	11	Greenhouse Gas Reduction Targets.	Shldr	For	Against
	12	Report on Financial Risks from Climate Change.	Shldr	Against	For
05-11-2011	13	Canadian Oil Sands.	Shldr	For	Against

	CVS/CAREMARK CORPORATION	126650100(CVS)	Annual Meeting			03-15-2011	23000.0000
						Vote Date :	04-25-2011
	1.1	Election of Director: Edwin M. Banks.	Mgmt	For	For
	1.2	Election of Director: C. David Brown II.	Mgmt	For	For
	1.3	Election of Director: David W. Dorman.	Mgmt	For	For
	1.4	Election of Director: Anne M. Finucane.	Mgmt	For	For
	1.5	Election of Director: Kristen Gibney Williams.Williams	Mgmt	For	For
	1.6	Election of Director: Marian L. Heard.	Mgmt	For	For
	1.7	Election of Director: Larry J. Merlo.	Mgmt	For	For
	1.8	Election of Director: Jean-Pierre Millon.	Mgmt	For	For
	1.9	Election of Director: Terrence Murray.	Mgmt	For	For
	1.10	Election of Director: C.A. Lance Piccolo.	Mgmt	For	For
	1.11	Election of Director: Richard J. Swift.	Mgmt	For	For
	1.12	Election of Director: Tony L. White.	Mgmt	For	For
	2	Proposal to ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the 2011 fiscal year.	Mgmt	For	For
	3	Proposal to approve the Company’s executive compensation as disclosed in the proxy statement.	Mgmt	For	For
	4	Frequency of future executive compensation votes.	Mgmt	1 Yr	For
	5	Stockholder proposal regarding a report on political contributions and expenditures.	Shldr	For	Against
05-12-2011	6	Stockholder proposal regarding stockholder action by written consent.	Shldr	For	Against

	TEREX CORPORATION	880779103(TEX)	Annual Meeting			03-18-2011	30000.0000
						Vote Date :	04-25-2011
	1	Election of Directors	Mgmt	For	For
	2	To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2011.	Mgmt	For	For
	3	To approve an amendment to the Terex Corporation 2009 Omnibus Incentive Plan to increase the number of shares of the Company’s common stock available for grant thereunder.	Mgmt	For	For
	4	Advisory vote on the compensation of the Company’s named executive officers.	Mgmt	For	For
05-17-2011	5	Advisory vote on the frequency of the advisory vote on the compensation of the Company’s named executive officers.	Mgmt	1 Yr	Against

	JPMORGAN CHASE & CO.	46625H100(JPM)	Annual Meeting			03-18-2011	40000.0000
						Vote Date :	05-02-2011
	1a	Election of Director: Crandall C. Bowles.	Mgmt	For	For
	1b	Election of Director: Stephen B. Burke.	Mgmt	For	For
	1c	Election of Director: David M. Cote.	Mgmt	For	For
	1d	Election of Director: James S. Crown.	Mgmt	For	For
	1e	Election of Director: James Dimon.	Mgmt	For	For
	1f	Election of Director: Ellen V. Futter.	Mgmt	For	For
	1g	Election of Director: William H. Gray, III.	Mgmt	For	For
	1h	Election of Director: Laban P. Jackson, Jr.	Mgmt	For	For
	1i	Election of Director: David C. Novak.	Mgmt	For	For
	1j	Election of Director: Lee R. Raymond.	Mgmt	For	For
	1k	Election of Director: William C. Weldon.	Mgmt	For	For
	2	Appointment of independent registered public accounting firm.	Mgmt	For	For
	3	Advisory vote on executive compensation.	Mgmt	Against	Against
	4	Advisory vote on frequency of advisory vote on executive compensation.	Mgmt	1 Yr	For
	5	Approval of Amendment to Long-Term Incentive Plan.	Mgmt	Against	Against
	6	Political non-partisanship.	Shldr	Against	For
	7	Shareholder action by written consent.	Shldr	For	Against
	8	Mortgage loan servicing.	Shldr	Against	For
	9	Political contributions.	Shldr	For	Against
	10	Genocide-free investing.	Shldr	Against	For
05-17-2011	11	Independent lead director.	Shldr	Against	For

	REDWOOD TRUST, INC.	758075402(RWT)	Annual Meeting			03-31-2011	30000.0000
						Vote Date :	04-29-2011
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for 2011.	Mgmt	For	For
	3	Advisory vote on executive compensation.	Mgmt	For	For
	4	Advisory vote on the frequency of holding an advisory vote on executive compensation.	Mgmt	1 Yr	For
	5	Amendment to the Company's charter to increase the number of shares of capital stock authorized for issuance from 100 million shares to 125 million shares.	Mgmt	For	For
05-18-2011	6	Stockholder-submitted proposal that stockholders request the Board of Directors to take steps to eliminate the classification of terms of directors.	Shldr	For	Against

	STATE STREET CORPORATION	857477103(STT)	Annual Meeting			03-15-2011	10000.0000
						Vote Date :	05-02-2011
	1a	Election of Director: K. Burnes.	Mgmt	For	For
	1b	Election of Director: P. Coym.	Mgmt	For	For
	1c	Election of Director: P. de Saint-Aignan.	Mgmt	For	For
	1d	Election of Director: A. Fawcett.	Mgmt	For	For
	1e	Election of Director: D. Gruber.	Mgmt	For	For
	1f	Election of Director: L. Hill.	Mgmt	For	For
	1g	Election of Director: J. Hooley.	Mgmt	For	For
	1h	Election of Director: R. Kaplan.	Mgmt	For	For
	1i	Election of Director: C. LaMantia.	Mgmt	For	For
	1j	Election of Director: R. Sergel.	Mgmt	For	For
	1k	Election of Director: R. Skates.	Mgmt	For	For
	1l	Election of Director: G. Summe.	Mgmt	For	For
	1m	Election of Director: R. Weissman.	Mgmt	For	For
	2	To approve an advisory proposal on executive compensation.	Mgmt	For	For
	3	To approve an advisory proposal on the frequency of future advisory proposals on executive compensation.	Mgmt	1 Yr	For
	4	To approve the 2011 Senior Executive Annual Incentive Plan.	Mgmt	For	For
	5	To ratify the selection of Ernst & Young LLP as State Street’s independent registered public accounting firm for the year ending December 31, 2011.	Mgmt	For	For
05-19-2011	6	To act on a shareholder proposal relating to disclosure of certain political contributions.	Shldr	For	Against

	INTEL CORPORATION	458140100(INTC)	Annual Meeting			03-21-2011	18000.0000
						Vote Date :	05-03-2011
	1a	Election of Director: Charlene Barshefsky.	Mgmt	For	For
	1b	Election of Director: Susan L. Decker.	Mgmt	For	For
	1c	Election of Director: John J. Donahoe.	Mgmt	For	For
	1d	Election of Director: Reed E. Hundt.	Mgmt	For	For
	1e	Election of Director: Paul S. Otellini.	Mgmt	For	For
	1f	Election of Director: James D. Plummer.	Mgmt	For	For
	1g	Election of Director: David S. Pottruck.	Mgmt	For	For
	1h	Election of Director: Jane E. Shaw.	Mgmt	For	For
	1i	Election of Director: Frank D. Yeary.	Mgmt	For	For
	1j	Election of Director: David B. Yoffie.	Mgmt	For	For
	2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year.	Mgmt	For	For
	3	Amendment and extension of the 2006 Equity Incentive Plan.	Mgmt	For	For
	4	Amendment and extension of the 2006 Stock Purchase Plan.	Mgmt	For	For
	5	Advisory vote on executive compensation.	Mgmt	For	For
05-20-2011	6	Advisory vote on the frequency of holding future advisory votes on executive compensation.	Mgmt	1 Yr

	AMGEN INC.	031162100(AMGN)	Annual Meeting			03-21-2011	10000.0000
						Vote Date :	05-09-2011
	1a	Election of Director: Dr. David Baltimore.	Mgmt	For	For
	1b	Election of Director: Mr. Frank J. Biondi, Jr.	Mgmt	For	For
	1c	Election of Director: Mr. François de Carbonnel.	Mgmt	For	For
	1d	Election of Director: Dr. Vance D. Coffman.	Mgmt	For	For
	1e	Election of Director: Dr. Rebecca M. Henderson.	Mgmt	For	For
	1f	Election of Director: Mr. Frank C. Herringer.	Mgmt	For	For
	1g	Election of Director: Dr. Gilbert S. Omenn.	Mgmt	For	For
	1h	Election of Director: Ms. Judith C. Pelham.	Mgmt	For	For
	1i	Election of Director: Adm. J. Paul Reason, USN (Retired).	Mgmt	For	For
	1j	Election of Director: Mr. Leonard D. Schaeffer.	Mgmt	For	For
	1k	Election of Director: Mr. Kevin W. Sharer.	Mgmt	For	For
	1l	Election of Director: Dr. Ronald D. Sugar.	Mgmt	For	For
	2	To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the year ending December 31, 2011.	Mgmt	For	For
	3	To approve the advisory vote on executive compensation.	Mgmt	Against	Against
	4	To set the frequency of future advisory votes approving executive compensation every one year, two years or three years.	Mgmt	1 Yr	For
05-20-2011	5	Stockholder Proposal #1 (Shareholder Action by Written Consent).	Shldr	For	Against

	WESTERN UNION COMPANY (THE)	959802109(WU)	Annual Meeting			03-22-2011	70000.0000
						Vote Date :	04-29-2011
	1	Election of Director: Hikmet Ersek	Mgmt	For	For
	2	Election of Director: Jack M. Greenberg	Mgmt	For	For
	3	Election of Director: Linda Fayne Levinson	Mgmt	For	For
	4	Ratification of Selection of Auditors.	Mgmt	For	For
	5	Advisory Vote on Executive Compensation.	Mgmt	For	For
	6	Advisory Vote on the Frequency of the Vote on Executive Compensation.	Mgmt	1 Yr	For
05-23-2011	7	Stockholder Proposal Regarding the Elimination of the Classification of the Board of Directors.	Shldr	For	Against

	UNITEDHEALTH GROUP INCORPORATED	91324P102(UNH)	Annual Meeting			03-24-2011	25000.0000
						Vote Date :	05-05-2011
	1a	Election of Director: William C. Ballard, Jr.	Mgmt	For	For
	1b	Election of Director: Richard T. Burke.	Mgmt	For	For
	1c	Election of Director: Robert J. Darretta.	Mgmt	For	For
	1d	Election of Director: Stephen J. Hemsley.	Mgmt	For	For
	1e	Election of Director: Michele J. Hooper.	Mgmt	For	For
	1f	Election of Director: Rodger A. Lawson.	Mgmt	For	For
	1g	Election of Director: Douglas W. Leatherdale.	Mgmt	For	For
	1h	Election of Director: Glenn M. Renwick.	Mgmt	For	For
	1i	Election of Director: Kenneth I. Shine, M.D.	Mgmt	For	For
	1j	Election of Director: Gail R. Wilensky, Ph.D.	Mgmt	For	For
	2	Approval, by a non-binding advisory vote, of executive compensation.	Mgmt	For	For
	3	Recommendation, by a non-binding advisory vote, of the frequency of holding a Say-on-Pay vote.	Mgmt	1 Yr	For
	4	Approval of the UnitedHealth Group 2011 Incentive Stock Plan.	Mgmt	For	For
	5	Approval of an amendment to the UnitedHealth Group 1993 Employee Stock Purchase Plan to increase the number of shares of common stock issuable thereunder.	Mgmt	For	For
05-25-2011	6	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2011.	Mgmt	For	For

	EXXON MOBIL CORPORATION	30231G102(XOM)	Annual Meeting			04-06-2011	26000.0000
						Vote Date :	05-06-2011
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Independent Auditors (page 55).	Mgmt	For	For
	3	Advisory Vote on Executive Compensation (page 56).	Mgmt	Against	Against
	4	Frequency of Advisory Vote on Executive Compensation (page 57).	Mgmt	1 Yr	Against
	5	Independent Chairman (page 58).	Shldr	For	Against
	6	Report on Political Contributions (page 59).	Shldr	For	Against
	7	Amendment of EEO Policy (page 61).	Shldr	Against	For
	8	Policy on Water (page 62).	Shldr	Against	For
	9	Report on Canadian Oil Sands (page 64).	Shldr	For	Against
	10	Report on Natural Gas Production (page 65).	Shldr	For	Against
	11	Report on Energy Technology (page 67).	Shldr	Against	For
06-03-2011	12	Greenhouse Gas Emissions Goals (page 68).	Shldr	For	Against

	WAL-MART STORES, INC.	931142103(WMT)	Annual Meeting			04-06-2011	28000.0000
						Vote Date :	05-17-2011
	1a	Election of Director: Aida M. Alvarez.	Mgmt	For	For
	1b	Election of Director: James W. Breyer.	Mgmt	For	For
	1c	Election of Director: M. Michele Burns.	Mgmt	For	For
	1d	Election of Director: James I. Cash, Jr.	Mgmt	For	For
	1e	Election of Director: Roger C. Corbett.	Mgmt	For	For
	1f	Election of Director: Douglas N. Daft.	Mgmt	For	For
	1g	Election of Director: Michael T. Duke.	Mgmt	For	For
	1h	Election of Director: Gregory B. Penner.	Mgmt	For	For
	1i	Election of Director: Steven S Reinemund.	Mgmt	For	For
	1j	Election of Director: H. Lee Scott, Jr.	Mgmt	For	For
	1k	Election of Director: Arne M. Sorenson.	Mgmt	For	For
	1l	Election of Director: Jim C. Walton.	Mgmt	For	For
	1m	Election of Director: S. Robson Walton.	Mgmt	For	For
	1n	Election of Director: Christopher J. Williams.	Mgmt	For	For
	1o	Election of Director: Linda S. Wolf.	Mgmt	For	For
	2	Ratification of Ernst & Young as Independent Accountants.	Mgmt	For	For
	3	Advisory Vote on Executive Compensation.	Mgmt	For	For
	4	Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation.	Mgmt	1 Yr	For
	5	Shareholder Proposal: Gender Identity Non-Discrimination Policy.	Shldr	For	Against
	6	Shareholder Proposal: Political Contributions Report.	Shldr	For	Against
	7	Shareholder Proposal: Special Shareowner Meetings.	Shldr	For	Against
	8	Shareholder Proposal: Require Supplier(s) to Publish an Annual Sustainability Report.	Shldr	Against	For
06-07-2011	9	Shareholder Proposal: Climate Change Risk Disclosure.	Shldr	Against	For

	MASTERCARD INCORPORATED	57636Q104(MA)	Annual Meeting			04-13-2011	3000.0000
						Vote Date :	05-13-2011
	1.1	Election of Director: Marc Olivié.	Mgmt	For	For
	1.2	Election of Director: Rima Qureshi.	Mgmt	For	For
	1.3	Election of Director: Mark Schwartz.	Mgmt	For	For
	1.4	Election of Director: Jackson P. Tai.	Mgmt	For	For
	2	Advisory Vote on Executive Compensation.	Mgmt	For	For
	3	Advisory Vote on Frequency of Holding Future Advisory Votes on Executive Compensation.	Mgmt	1 Yr	For
06-13-2011	4	Ratification of the Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for the Company for 2011.	Mgmt	For	For

	JARDEN CORPORATION	471109108(JAH)	Annual Meeting			04-15-2011	27000.0000
						Vote Date :	05-27-2011
	1	Election of Directors	Mgmt	For	For
	2	Approval of an amendment to the Company’s Restated Certificate of Incorporation, as amended, to increase the number of shares of authorized Common Stock from 150,000,000 to 300,000,000 shares.	Mgmt	For	For
	3	Approval of an amendment to the Company’s Restated Certificate of Incorporation, as amended, to increase the maximum permitted number of directors on the Company’s Board of Directors from nine to ten.	Mgmt	For	For
	4	Ratification of the appointment of PricewaterhouseCoopers LLP as Jarden Corporation’s independent registered public accounting firm for the year ending December 31, 2011.	Mgmt	For	For
	5	An advisory vote on executive compensation.	Mgmt	Against	Against
06-21-2011	6	An advisory vote on the frequency of future advisory votes on executive compensation.	Mgmt	1 Yr	For

	BEST BUY CO., INC.	086516101(BBY)	Annual Meeting			04-25-2011	50000.0000
						Vote Date :	06-06-2011
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending March 3, 2012.	Mgmt	For	For
3

Approval of an amendment and restatement of our Amended and Restated By-laws to remove the maximum for the number of directors serving on the Board of Directors and to authorize the Board of Directors to determine the number of directors serving from time to time.

			Mgmt	Against	Against
	4	Approval of amendments to our 2004 Omnibus Stock and Incentive Plan, as amended.	Mgmt	For	For
	5	Approval of our Executive Short-Term Incentive Plan.	Mgmt	For	For
	6	Advisory vote on executive compensation.	Mgmt	For	For
	7	Advisory vote on frequency of shareholder advisory votes on our executive compensation.	Mgmt	1 Yr	Against
06-23-2011	8	Vote on the non-binding shareholder proposal regarding declassification of our Board of Directors, if properly presented at the Meeting.	Shldr	For	Against

	YAHOO! INC.	984332106(YHOO)	Annual Meeting			04-26-2011	40000.0000
						Vote Date :	06-10-2011
	1.1	Election of Director: Carol Bartz.	Mgmt	For	For
	1.2	Election of Director: Roy J. Bostock.	Mgmt	For	For
	1.3	Election of Director: Patti S. Hart.	Mgmt	For	For
	1.4	Election of Director: Susan M. James.	Mgmt	For	For
	1.5	Election of Director: Vyomesh Joshi.	Mgmt	For	For
	1.6	Election of Director: David W. Kenny.	Mgmt	For	For
	1.7	Election of Director: Arthur H. Kern.	Mgmt	For	For
	1.8	Election of Director: Brad D. Smith.	Mgmt	For	For
	1.9	Election of Director: Gary L. Wilson.	Mgmt	For	For
	1.10	Election of Director: Jerry Yang.	Mgmt	For	For
	2	Advisory vote on executive compensation.	Mgmt	For	For
	3	Advisory vote on the frequency of future advisory votes on executive compensation.	Mgmt	1 Yr	For
	4	Ratification of the appointment of Independent Registered Public Accounting Firm.	Mgmt	For	For
	5	Shareholder proposal regarding human rights principles, if properly presented at the annual meeting.	Shldr	Against	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Stratus Fund Inc.

By (Signature and Title)* /s/Jon Gross, President and CEO

Date:   07/26/11

* Print the name and title of each signing officer under his or her signature.